SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Apr. 24, 2016
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Accounts Receivable Reserve
Period	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions from Reserves	Balance at End of Year

Year Ended April 24, 2016	$1,595	$—	$(206)	$1,389

Year Ended April 26, 2015	2,120	79	(604)	1,595

Year Ended April 27, 2014	2,086	388	(354)	2,120

	Other Receivables Reserve
Period	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions from Reserves	Balance at End of Year

Year Ended April 24, 2016	$1,882	$—	$(1,882)	$—

Year Ended April 26, 2015	1,882	—	—	1,882

Year Ended April 27, 2014	1,882	—	—	1,882